Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7)	Distributable Cash Flow(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2023	8,534,646	4,496,795	2,295,490	1,304,381	68.41	154.07	(272.1)	284.30
2022	7,906,538	2,186,378	2,389,475	1,347,367	67.38	140.14	(286.6)	307.90
2021	8,222,255	(1,227,378)	2,222,811	342,229	$78.53	$128.18	$(123.70)	$(202.60)
2020	9,239,185	10,288,502	2,649,608	2,806,373	$100.82	$98.70	$409.90	$418.40

Company Selected Measure Name	Distributable cash flow
Named Executive Officers, Footnote	Amounts in this column represent the amounts reported for Mr. Lacher, our Chief Executive Officer, in the total column of the Summary Compensation Table for each applicable year.Amounts in this column represent the average of the amounts reported for the Company’s NEO as a group, excluding our CEO, the Total column of the Summary Compensation Table for each applicable year. The NEOs included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2023, Messrs. Lacher, Camden, Boschelli, Hunton, Sanders and McKinney; (ii) for 2022, Messrs. Lacher, McKinney, Boschelli, Brooks and Sanders; and (iii) for 2021 and 2020, Messrs. Lacher, McKinney, Boschelli, Sanders and Sternberg.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 8,534,646	$ 7,906,538	$ 8,222,255	$ 9,239,185
PEO Actually Paid Compensation Amount	$ 4,496,795	2,186,378	(1,227,378)	10,288,502
Adjustment To PEO Compensation, Footnote	Amounts in this column represent the amount of “compensation actually paid” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year, in accordance with SEC rules, the following adjustments were made to total compensation to determine compensation actually paid:

Year	Summary Compensation Table Total for Mr. Lacher ($)	Exclusion of Change in Pension Value for Mr. Lacher ($)	Exclusion of Stock Awards and Option Awards for Mr. Lacher ($)(a)	Inclusion of Pension Service Cost for Mr. Lacher ($)	Inclusion of Equity Values for Mr. Lacher ($)(b)	Compensation Actually Paid to Mr. Lacher ($)
2023	8,534,646	—	(6,100,711)	—	2,062,860	4,496,795
2022	7,906,538	—	(6,000,000)	—	279,840	2,186,378
2021	8,222,255	—	(5,378,990)	—	(4,070,643)	(1,227,378)
2020	9,239,185	—	(5,457,956)	—	6,507,273	10,288,502
(a)Amounts in this column represent the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable year.
(b)The amounts deducted or added in calculating the equity award adjustments are set forth in the following table. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Mr. Lacher ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Lacher ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Lacher ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Lacher ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mr. Lacher ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mr. Lacher ($)	Total - Inclusion of Equity Values for Mr. Lacher ($)
2023	2,896,142	(1,213,236)	—	379,954	—	—	2,062,860
2022	3,820,463	(3,214,502)	—	(326,121)	—	—	279,840
2021	1,888,580	(5,261,544)	—	(697,679)	—	—	(4,070,643)
2020	6,487,864	(61,631)	—	81,040	—	—	6,507,273

Non-PEO NEO Average Total Compensation Amount	$ 2,295,490	2,389,475	2,222,811	2,649,608
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,304,381	1,347,367	342,229	2,806,373
Adjustment to Non-PEO NEO Compensation Footnote	Amounts in this column represent the amount of “compensation actually paid” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year, in accordance with SEC rules, the following adjustments were made to total compensation to determine compensation actually paid:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)(a)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,295,490	—	(1,231,584)	—	240,475	1,304,381
2022	2,389,475	—	(1,510,000)	—	467,892	1,347,367
2021	2,222,811	—	(1,146,961)	—	(733,622)	342,229
2020	2,649,608	—	(1,125,696)	—	1,282,461	2,806,373
(a)Amounts in this column represent the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable year.
(b)The amounts deducted or added in calculating the equity award adjustments are set forth in the following table. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Average Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	499,511	(126,046)	—	84,937	(217,927)	—	240,475
2022	1,084,633	(554,250)	—	(62,491)	—	—	467,892
2021	352,109	(973,538)	—	(112,193)	—	—	(733,622)
2020	1,335,361	(12,746)	—	(40,154)	—	—	1,282,461

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid versus TSR (based on $100 investment)

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during the four most recently completed fiscal years. Net Income for the fiscal year 2020 does not reflect any modifications as a result of the modified retrospective adoption of Accounting Standards Update No. 2018-12, “Targeted Improvements to the Accounting for Long-Duration Contracts and related amendments” (“LDTI”).

Compensation Actually Paid versus Net Income

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Distributable Cash Flow during each of the four most recently completed fiscal years.

Compensation Actually Paid versus Distributable Cash Flow

Total Shareholder Return Vs Peer Group	The following chart compares our cumulative TSR over the four most recently completed fiscal years to Peer Group TSR over the same period.

Kemper TSR versus Peer Group TSR

Tabular List, Table

Distributable Cash Flow
Adjusted Operating Income
Relative Total Shareholder Return
Adjusted Return on Equity
Revenue

Total Shareholder Return Amount	$ 68.41	67.38	78.53	100.82
Peer Group Total Shareholder Return Amount	154.07	140.14	128.18	98.70
Net Income (Loss)	$ (272,100,000)	$ (286,600,000)	$ (123,700,000)	$ 409,900,000
Company Selected Measure Amount	284,300,000	307,900,000	(202,600,000)	418,400,000
PEO Name	Mr. Lacher
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between the Company’s share price at the end of the measurement period and the beginning of the measurement period.Represents the amount of net (loss) income reflected in the Company’s audited financial statements for each applicable year. Net Income for the fiscal year 2020 does not reflect any modifications as a result of the modified retrospective adoption of Accounting Standards Update No. 2018-12, “Targeted Improvements to the Accounting for Long-Duration Contracts and related amendments” (“LDTI”).
Measure:: 1
Pay vs Performance Disclosure
Name	Distributable Cash Flow
Non-GAAP Measure Description	Distributable cash flow represents insurance company statutory Net Income and Non-insurance company GAAP Net Income plus additional dividends paid to parent as a result of management-specific capital efficiency strategies adjusted for amount of Actual Catastrophe Losses and LAE to equal Expected Catastrophe Losses and additional significant unusual or nonrecurring items as permitted by the Omnibus Plan.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Return on Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,100,711)	(6,000,000)	(5,378,990)	(5,457,956)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,062,860	279,840	(4,070,643)	6,507,273
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,896,142	3,820,463	1,888,580	6,487,864
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,213,236)	(3,214,502)	(5,261,544)	(61,631)
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	379,954	(326,121)	(697,679)	81,040
PEO | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards, Value Of Dividends Or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,231,584)	(1,510,000)	(1,146,961)	(1,125,696)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	240,475	467,892	(733,622)	1,282,461
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	499,511	1,084,633	352,109	1,335,361
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(126,046)	(554,250)	(973,538)	(12,746)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	84,937	(62,491)	(112,193)	(40,154)
Non-PEO NEO | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(217,927)	0	0	0
Non-PEO NEO | Equity Awards, Value Of Dividends Or Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 0	$ 0	$ 0	$ 0